Retirement Benefit Plan - Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value - beginning of year	$ 396.2	$ 499.5
Actual return on plan assets	57.6	(81.5)
Employer contributions	0.4	1.7
Settlements	(0.3)
Benefits paid	(20.1)	(23.5)
Plan assets at fair market value - end of year	433.8	396.2
Funded status	53.2	29.4
Foreign [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value - beginning of year	667.2	821.2
Actual return on plan assets	31.9	(93.8)
Employer contributions	19.9	19.8
Employee contributions	24.1	24.5
Settlements		(2.3)
Benefits paid	(48.1)	(64.3)
Translation gain (loss)	56.7	(37.9)
Plan assets at fair market value - end of year	751.7	667.2
Funded status	$ 97.3	$ 99.3